Financial liabilities - Disclosure of Schedule for the Contractual Flows of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	€ 30,748	€ 2,142	€ 2,130
Financial liabilities – non-current portion	13,503	16,945	16,593
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	0	150	300
Financial liabilities – non-current portion	0	0	150
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	0	0	0
Financial liabilities – non-current portion	0	1,454	0
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	20,000	0	0
Financial liabilities – non-current portion	0	0	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	8,700	0	0
Financial liabilities – non-current portion	0	0	0
Lease finance obligations – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	0	0	344
Financial liabilities – non-current portion	0	0	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	522	511	77
Financial liabilities – non-current portion	1,352	1,876	1,360
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	74	72	25
Financial liabilities – non-current portion	317	375	471
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	177	175	175
Financial liabilities – non-current portion	287	463	640
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	23	13	16
Financial liabilities – non-current portion	30	8	21
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	8	6	0
Financial liabilities – non-current portion	26	35	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	55	55	55
Financial liabilities – non-current portion	154	208	264
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities - current portion	1,187	1,161	1,139
Financial liabilities – non-current portion	€ 11,338	€ 12,526	€ 13,687